Investment in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets		₩ 739,764,256	₩ 691,795,333
Total liabilities		680,943,223	635,473,468
Total equity		58,821,033	56,321,865	₩ 53,423,558	₩ 49,538,422
Shinhan Financial Group(separate)
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	37,672,303	37,289,555
Total liabilities	[1],[2]	11,324,128	11,190,414
Total equity	[1],[2]	26,348,175	26,099,141
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	556,691,161	508,497,276
Total liabilities	[1],[2]	519,926,426	474,966,063
Total equity	[1],[2]	36,764,735	33,531,213
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	44,137,094	43,420,162
Total liabilities	[1],[2]	35,860,198	35,365,175
Total equity	[1],[2]	8,276,896	8,054,987
Shinhan Securities Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	49,026,790	52,497,500
Total liabilities	[1],[2]	43,532,326	47,131,211
Total equity	[1],[2]	5,494,464	5,366,289
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	59,843,268	58,641,345
Total liabilities	[1],[2]	52,802,301	50,218,211
Total equity	[1],[2]	7,040,967	8,423,134
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	12,512,659	13,018,880
Total liabilities	[1],[2]	10,259,145	10,791,281
Total equity	[1],[2]	2,253,514	2,227,599
Jeju Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	7,444,771	7,162,714
Total liabilities	[1],[2]	6,854,663	6,626,863
Total equity	[1],[2]	590,108	535,851
Shinhan Asset Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	503,319	409,246
Total liabilities	[1],[2]	186,991	134,030
Total equity	[1],[2]	316,328	275,216
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	10,325	10,051
Total liabilities	[1],[2]	0	0
Total equity	[1],[2]	10,325	10,051
Shinhan DS
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	139,322	137,141
Total liabilities	[1],[2]	76,603	85,417
Total equity	[1],[2]	62,719	51,724
Shinhan Savings Bank
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	2,879,145	3,046,110
Total liabilities	[1],[2]	2,512,348	2,696,597
Total equity	[1],[2]	366,797	349,513
Shinhan Asset Trust Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	775,844	463,445
Total liabilities	[1],[2]	471,890	85,555
Total equity	[1],[2]	303,954	377,890
Shinhan Fund Partners Co., Ltd
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	122,507	110,849
Total liabilities	[1],[2]	22,580	20,136
Total equity	[1],[2]	99,927	90,713
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	82,781	72,018
Total liabilities	[1],[2]	12,640	9,522
Total equity	[1],[2]	70,141	62,496
Shinhan AI Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2],[3]	0	35,674
Total liabilities	[1],[2],[3]	0	940
Total equity	[1],[2],[3]	0	34,734
Shinhan Venture Investment Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	176,165	171,783
Total liabilities	[1],[2]	90,967	90,515
Total equity	[1],[2]	85,198	81,268
Shinhan EZ General Insurance Co., Ltd.
Investments in subsidiaries - Condensed financial position for the controlling company and the Group's subsidiaries [Line Items]
Total assets	[1],[2]	289,867	261,204
Total liabilities	[1],[2]	178,573	131,875
Total equity	[1],[2]	₩ 111,294	₩ 129,329

[1]	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
[2]	Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.
[3]	Shinhan AI Co., Ltd. was liquidated in the current period.